Goodwill and Other Intangibles - Summary of Other Intangibles (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,503
Amortization charge for the year	817	$ 800	$ 815
Balance at end of year	2,125	2,503
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	7,383	6,980
Additions	412	850
Disposals	(80)	(40)
Fully amortized intangibles	(428)	(401)
Foreign currency translation adjustments and other	65	(6)
Balance at end of year	7,352	7,383	6,980
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(4,888)	(4,521)
Disposals	57	14
Impairment losses	17	5
Amortization charge for the year	781	776
Fully amortized intangibles	428	401
Foreign currency translation adjustments and other	34	(7)
Balance at end of year	(5,227)	(4,888)	(4,521)
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	95
Balance at end of year	43	95
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,576	2,575
Foreign currency translation adjustments and other	30	1
Balance at end of year	2,606	2,576	2,575
Core deposit intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,481)	(2,404)
Amortization charge for the year	54	76
Foreign currency translation adjustments and other	28	1
Balance at end of year	(2,563)	(2,481)	(2,404)
Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	214
Balance at end of year	154	214
Credit card related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	842	759
Additions		83
Foreign currency translation adjustments and other	2
Balance at end of year	844	842	759
Credit card related intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(628)	(542)
Amortization charge for the year	60	86
Foreign currency translation adjustments and other	2
Balance at end of year	(690)	(628)	(542)
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,760
Balance at end of year	1,559	1,760
Internally generated software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,927	2,760
Additions	327	541
Disposals	(55)	(40)
Fully amortized intangibles	(391)	(322)
Foreign currency translation adjustments and other	26	(12)
Balance at end of year	2,834	2,927	2,760
Internally generated software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,167)	(1,031)
Disposals	32	14
Impairment losses	4	4
Amortization charge for the year	528	474
Fully amortized intangibles	391	322
Foreign currency translation adjustments and other	(1)	(6)
Balance at end of year	(1,275)	(1,167)	(1,031)
Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	104
Balance at end of year	74	104
Other software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	295	300
Additions	44	63
Disposals	(25)
Fully amortized intangibles	(37)	(79)
Foreign currency translation adjustments and other	1	11
Balance at end of year	278	295	300
Other software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(191)	(184)
Disposals	25
Amortization charge for the year	73	82
Fully amortized intangibles	37	79
Foreign currency translation adjustments and other	2	4
Balance at end of year	(204)	(191)	(184)
Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	330
Balance at end of year	295	330
Other intangible [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	743	586
Additions	41	163
Foreign currency translation adjustments and other	6	(6)
Balance at end of year	790	743	586
Other intangible [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(413)	(360)
Impairment losses	13	1
Amortization charge for the year	66	58
Foreign currency translation adjustments and other	3	(6)
Balance at end of year	$ (495)	$ (413)	$ (360)